Income Taxes (Details 1) (USD $)	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Deferred income tax assets:
Allowance for loan receivable		$ 380,000	$ 442,000
Other		33,000	25,000
Deferred income taxes	379,000	413,000	467,000
Deferred Tax Assets, Net	379,000	413,000	467,000
Deferred income tax liabilities:
Property and equipment		(163,000)	(194,000)
Goodwill and intangible assets		(367,000)	(156,000)
Deferred income taxes	642,000	(530,000)	(350,000)
Deferred Tax Liabilities, Net	$ 642,000	$ (530,000)	$ (350,000)